Background and Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Background and Organization
1.	Background and Organization

On July 8, 2015, ViewRay, Inc. (f/k/a Mirax Corp.), or ViewRay, we, us, our, or the Company, completed a 1.185763-for-1 forward stock split of its common stock in the form of a dividend with the result that 4,343,339 shares of common stock, par value $0.001 per share, outstanding immediately prior to the stock split became 5,150,176 shares of common stock, par value $0.001 per share, outstanding immediately thereafter. On July 15, 2015, the Company changed its name to ViewRay, Inc. by filing the Certificate of Amendment to its Articles of Incorporation. Additionally, on July 21, 2015, the Company changed its domicile from the State of Nevada to the State of Delaware by reincorporation, or the Conversion, and as a result of the Conversion, increased its authorized capital stock from 75,000,000 shares of common stock, par value $0.001 per share, to 300,000,000 shares of common stock, par value $0.01 per share and 10,000,000 shares of “blank check” preferred stock, par value $0.01 per share.

On July 23, 2015, the Company and ViewRay Technologies, Inc. (f/k/a ViewRay Incorporated) consummated an Agreement and Plan of Merger and Reorganization, or Merger Agreement. Pursuant to the Merger Agreement, the stockholders of ViewRay Technologies, Inc. contributed all of their equity interests to the Company for shares of the Company’s common stock and merged with the Company’s subsidiary, which resulted in ViewRay Technologies, Inc. becoming a wholly-owned subsidiary of the Company, or the Merger.

On August 17, 2015, the Company completed the third and final closing of a private placement offering, or the Private Placement, through which it sold an aggregate of 5,884,504 shares of its common stock at a purchase price of $5.00 per share and raised a total of $26.3 million, net of offering costs.

The Merger was accounted for as a reverse-merger and recapitalization. ViewRay Technologies, Inc. is the acquirer for the financial reporting purposes and ViewRay, Inc. is the acquired company under the acquisition method of accounting. Consequently, the assets, liabilities and operations that were reflected in the historical consolidated financial statements prior to the Merger became those of ViewRay Technologies, Inc. and were recorded at the historical cost basis, and the condensed consolidated financial statements after completion of the Merger included the assets, liabilities and results of operations of ViewRay Technologies, Inc. up to the day prior to the closing of the Merger and the assets, liabilities and results of operations of the combined company from and after the closing date of the Merger.

On March 31, 2016, the Company’s shares of common stock commenced trading on the Nasdaq Global Market under the symbol “VRAY.” Prior to this time, the Company’s common stock was quoted on the OTC Markets, OTCQB tier of OTC Markets Group, Inc. under the same symbol.

ViewRay, Inc. and its wholly-owned subsidiary ViewRay Technologies, Inc., designs, manufactures and markets MRIdian, the first and only MRI-guided radiation therapy system to image and treat cancer patients simultaneously.

Since inception, ViewRay Technologies, Inc. has devoted substantially all of its efforts towards research and development, initial selling and marketing activities, raising capital and preparing for the manufacturing and shipment of MRIdian systems. In May 2012, ViewRay Technologies, Inc. was granted clearance from the U.S. Food and Drug Administration, or FDA, to sell MRIdian. In November 2013, ViewRay Technologies, Inc. received its first clinical acceptance of a MRIdian at a customer site, and the first patient was treated with that system in January 2014. Since November 2014, ViewRay Technologies, Inc. has had the right to affix the CE mark to MRIdian.

The Company’s condensed consolidated financial statements have been prepared on the basis of the Company continuing as a going concern for a reasonable period of time. The Company’s principal sources of liquidity are cash flows from investment capital and available borrowings under its Term Loan agreement. These have historically been sufficient to meet working capital needs, capital expenditures, and debt service obligations. During the six months ended June 30, 2016, the Company incurred a net loss from operations of $25.5 million and used cash from operations of $20.6 million. The Company plans that it will have sufficient cash to continue as a going concern; however, these plans rely on certain underlying assumptions and estimates that may differ from actual results. Such assumptions include the Company receiving FDA approval for and commercializing its MRIdian Linac, which may broaden the Company’s addressable market, accelerate the Company’s sales cycle, accelerate backlog conversion time and improve gross margins. The Company expects that its existing cash and cash equivalents, together with cash receipts from sales of MRIdian systems, the additional draw down from the CRG Term Loan and the plan to raise additional financing from various sources from time to time will enable the Company to conduct its planned operations for at least the next 12 months.

1.	Background and Organization

On July 23, 2015, ViewRay, Inc. (f/k/a Mirax Corp.), or the Company, and ViewRay Technologies, Inc. (f/k/a ViewRay Incorporated), consummated an Agreement and Plan of Merger and Reorganization, or Merger Agreement. Pursuant to the Merger Agreement, the stockholders of ViewRay Technologies, Inc. contributed all of their equity interests to the Company for shares of the Company’s common stock and merged with the Company’s subsidiary, which resulted in ViewRay Technologies, Inc. becoming a wholly-owned subsidiary of the Company (the Merger). Refer to Note 3 for further information on the Merger.

ViewRay, Inc. and its wholly-owned subsidiary ViewRay Technologies, Inc., designs, manufactures and markets MRIdian, the first and only MRI-guided radiation therapy system to image and treat cancer patients simultaneously.

Since inception, ViewRay Technologies, Inc. has devoted substantially all of its efforts towards research and development, initial selling and marketing activities, raising capital and preparing for the manufacturing and shipment of MRIdian systems. In May 2012, ViewRay Technologies, Inc. was granted clearance from the U.S. Food and Drug Administration, or FDA, to sell MRIdian. In November 2013, ViewRay Technologies, Inc. received its first clinical acceptance of a MRIdian at a customer site, and the first patient was treated with that system in January 2014. Since November 2014, ViewRay Technologies, Inc. has the right to affix the CE mark to MRIdian.

The Company’s consolidated financial statements have been prepared on the basis of the Company continuing as a going concern for a reasonable period of time. The Company’s principal sources of liquidity are cash flows from investment capital and available borrowings under its Term Loan agreement. These have historically been sufficient to meet working capital needs, capital expenditures, and debt service obligations. During the year ended December 31, 2015, the Company incurred a net loss from operations of $45.0 million and used cash from operations of $39.8 million. The Company plans that it will have sufficient cash flows from its operations to continue as a going concern, however these plans rely on certain underlying assumptions and estimates that may differ from actual results. Such assumptions include FDA approval of the Company’s MRIdian Linac, which may broaden the Company’s addressable market, accelerate the Company’s sales cycle, accelerate backlog conversion time and improve gross margins. The Company’s plans also included the ability to execute Amendment No. 1 to the Capital Royalty Partners, L.P. debt agreement (see Note 6) to provide access to an additional $15.0 million of working capital. This action was completed in the first quarter of 2016 and will provide liquidity in addition to the forecasted operating cash flows to meet working capital needs, capital expenditures and debt service obligations for the next twelve months.